FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Registrant Name	EquiTrust Life Annuity Account
File Number		811-08665
Registrant CIK Number	0001055367

Report as of the end of semiannual period:	/   /  (a)
			or fiscal year ending:	12/31/05  (b)
Is this a transition report? (Y/N):	N
Is this form being completed by the registrant? (Y/N):	Y
Is this an amendment to a previous filing? (Y/N):	N
Is this a change to a previous filing? (Y/N):	N

1.A) Registrant Name:	EquiTrust Life Annuity Account
   B) File Number:		811-08665
   C) Telephone Number:	515-225-5400

2.A) Street:			5400 University Avenue
   B) City:	West Des Moines	C) State: IA   D) Zip Code:	50266-5997
   E) Foreign Country		Foreign Postal Code

3.  Is this the first filing on this form by the Registrant? (Y/N)	N
4.  Is this the last filing on this form by the Registrant? (Y/N)		N
5.  Is Registrant a small business investment company (SBIC)? (Y/N)	N
6.  Is Registrant a unit investment trust (UIT)? (Y/N)			Y
7.A) Is Registrant a series or multiple portfolio company? (Y/N)		N
  B) How many separate series or portfolios did Registrant have at the end
of the period?	N/A

UNIT INVESTMENT TRUSTS

111.A) Depositor Name:	EquiTrust Life Insurance Company
       B) File Number (If any):	N/A
       C) City:	West Des Moines	State:	IA	Zip Code:	50266-5997
            Foreign Country	Foreign Postal Code

112.A) Sponsor Name:	N/A
       B) File Number (If any):
       C) City:	State:	Zip Code:
          Foreign Country	Foreign Postal Code

113.A) Trustee Name:		N/A
       B) City:	State:	Zip Code:
            Foreign Country	Foreign Postal Code

114.A) Principal Underwriter Name:		EquiTrust Marketing Services, LLC
       B) File Number:	8-15855
       C) City:	West Des Moines	State:	IA	Zip Code:	50266-5997
            Foreign Country	Foreign Postal Code

115.A) Independent Public Accountant Name:	Ernst & Young LLP
       B) City:	Des Moines		State:	IA	Zip Code:	50309-2764
            Foreign Country	Foreign Postal Code

116. Family of investment companies information:
     A) Is Registrant part of a family of investment companies? (Y/N)	Y
     B) Identify the family in 10 letters:	ETL-VA/VUL

117.A) Is Registrant a separate account of an insurance company? (Y/N)	Y
If answer is Y (Yes), are any of the following types of contracts funded by the Registrant?:
       B) Variable annuity contracts? (Y/N)			Y
       C) Scheduled premium variable life contracts? (Y/N)	N
       D) Flexible premium variable life contracts? (Y/N)	N
       E) Other types of insurance products registered under the Securities
Act of 1933? (Y/N)	N

118. State the number of series existing at the end of the period that had
securities registered under the Securities Act of 1933:	1

119. State the number of new series for which registration statements under
the Securities Act of 1933 became effective during the period:	0

120. State the total value of the portfolio securities on the date of deposit
for the new series included in item 119 ($000s omitted):	0

121. State the number of series for which a current prospectus was in
existence at the end of the period:		1

122. State the number of existing series for which additional units were
registered under the Securities Act of 1933 during the current period:	0

123. State the total value of the additional units considered in answering item 122 ($000s omitted): $ 0

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
($000s omitted):	$ 0

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrants principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units
of all series of Registrant ($000s omitted)	$ 0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrants units (include the sales loads, if any, collected on units of a prior series placed
in the portfolio of a subsequent series) ($000s omitted)	$ 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):




#of Series	Total Assets		Total Income
Investing	($000s omitted)	Distributions
					($000s omitted)

A.  US Treasury direct issue
B.  US Government agency
C.  State and municipal tax-free
D.  Public utility debt
E.  Brokers or dealers debt or
     debt of brokers' or dealers' parent
F.  All other corporate interm & long-
     term debt
G.  All other corporate short-term debt
H.  Equity securities of brokers or
      dealers or parents of brokers or
      dealers
I.  Investment company equity securities
J.  All other equity securities			1	24,227		0
K.  Other securities
L.  Total assets of all series of registrant	1	24,227		0

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrants series at the end of the current period
insured or guaranteed by an entity other than the issuer? (Y/N)	N	[If
answer is N (No), go to item 131.]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current
period? (Y/N)	N/A	[If answer is "N" (No), go to item 131.)

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance
or guarantees? (Y/N)	N/A

131. Total expenses incurred by all series of Registrant during the current
reporting period ($000s omitted)	$ 306
132. List the "811" (Investment Company Act of 1940) registration number for
all series of Registrant that are being included in this filing:	None